SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares
10% OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Share Price	$ 0.75
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	35.00%
Debt Instrument, Term	2 years
20% OID Senior Secured Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Share Price	$ 1.00